Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Merrimack Street Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2018